Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.74%
Communication services: 2.47%
Entertainment: 0.80%
World Wrestling Entertainment, Inc. Class A	8,446	$916,138
Interactive media & services: 1.67%
IAC, Inc.†	30,709	1,928,525
Consumer discretionary: 7.58%
Broadline retail: 1.33%
Global-E Online Ltd.†	37,472	1,534,104
Hotels, restaurants & leisure: 4.04%
Papa John’s International, Inc.	26,298	1,941,581
Wingstop, Inc.	13,604	2,722,977
		4,664,558
Leisure products: 2.21%
Games Workshop Group PLC	18,341	2,545,128
Consumer staples: 5.08%
Beverages: 1.90%
MGP Ingredients, Inc.	20,702	2,200,209
Personal care products: 3.18%
BellRing Brands, Inc.†	59,064	2,161,742
Coty, Inc. Class A†	122,472	1,505,181
		3,666,923
Financials: 3.87%
Capital markets: 1.13%
Morningstar, Inc.	6,653	1,304,453
Financial services: 2.74%
Shift4 Payments, Inc. Class A†	27,145	1,843,417
StoneCo Ltd. Class A†	103,870	1,323,304
		3,166,721
Health care: 26.70%
Biotechnology: 4.64%
Apellis Pharmaceuticals, Inc.†	8,302	756,312
Ascendis Pharma AS ADR†	7,924	707,217
CRISPR Therapeutics AG†	7,430	417,120
Geron Corp.†	110,093	353,398
Halozyme Therapeutics, Inc.†	33,637	1,213,287
Mirati Therapeutics, Inc.†	5,700	205,941
Natera, Inc.†	16,298	793,061
TG Therapeutics, Inc.†	36,358	903,133
		5,349,469
Allspring Discovery Small Cap Growth Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies: 13.72%
Axonics, Inc.†	19,504	$984,367
Establishment Labs Holdings, Inc.†	7,744	531,316
ICU Medical, Inc.†	7,739	1,379,012
Inari Medical, Inc.†	17,835	1,036,927
Inspire Medical Systems, Inc.†	5,365	1,741,694
iRhythm Technologies, Inc.†	16,326	1,703,128
Lantheus Holdings, Inc.†	21,164	1,776,083
PROCEPT BioRobotics Corp.†	24,214	855,965
Shockwave Medical, Inc.†	5,946	1,697,048
TransMedics Group, Inc.†	16,795	1,410,444
Treace Medical Concepts, Inc.†	54,960	1,405,877
UFP Technologies, Inc.†	6,779	1,314,109
		15,835,970
Health care providers & services: 5.22%
AdaptHealth Corp.†	62,490	760,503
HealthEquity, Inc.†	50,487	3,187,749
Option Care Health, Inc.†	63,804	2,072,992
		6,021,244
Life sciences tools & services: 2.79%
Azenta, Inc.†	17,692	825,863
MaxCyte, Inc.†	147,287	676,047
Stevanato Group SpA	52,951	1,714,553
		3,216,463
Pharmaceuticals: 0.33%
Arvinas, Inc.†	15,422	382,774
Industrials: 24.09%
Aerospace & defense: 1.03%
Axon Enterprise, Inc.†	6,112	1,192,573
Building products: 2.07%
Advanced Drainage Systems, Inc.	9,967	1,134,045
Trex Co., Inc.†	19,059	1,249,508
		2,383,553
Commercial services & supplies: 5.46%
Casella Waste Systems, Inc. Class A†	37,039	3,350,178
Tetra Tech, Inc.	18,034	2,952,887
		6,303,065
Electrical equipment: 2.64%
Allied Motion Technologies, Inc.	38,915	1,554,265
Shoals Technologies Group, Inc. Class A†	58,421	1,493,241
		3,047,506
Ground transportation: 2.39%
Saia, Inc.†	8,056	2,758,455
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Machinery: 2.77%
ESCO Technologies, Inc.	15,100	$1,564,813
RBC Bearings, Inc.†	7,484	1,627,545
		3,192,358
Professional services: 4.99%
FTI Consulting, Inc.†	7,821	1,487,554
ICF International, Inc.	15,184	1,888,738
WNS Holdings Ltd. ADR†	32,311	2,381,967
		5,758,259
Trading companies & distributors: 2.74%
SiteOne Landscape Supply, Inc.†	14,052	2,351,743
Xometry, Inc. Class A†	38,174	808,525
		3,160,268
Information technology: 22.09%
Electronic equipment, instruments & components: 6.25%
Littelfuse, Inc.	7,732	2,252,409
Nayax Ltd.†	40,363	766,966
nLight, Inc.†	77,129	1,189,329
Novanta, Inc.†	16,264	2,994,202
		7,202,906
IT services: 2.32%
Endava PLC ADR†	22,852	1,183,505
Keywords Studios PLC	65,042	1,495,120
		2,678,625
Semiconductors & semiconductor equipment: 4.34%
Axcelis Technologies, Inc.†	4,856	890,251
Impinj, Inc.†	13,818	1,238,784
indie Semiconductor, Inc. Class A†	90,985	855,259
Lattice Semiconductor Corp.†	11,848	1,138,237
SiTime Corp.†	7,522	887,370
		5,009,901
Software: 9.18%
BILL Holdings, Inc.†	11,115	1,298,788
CCC Intelligent Solutions Holdings, Inc.†	176,431	1,977,791
Clearwater Analytics Holdings, Inc. Class A†	50,346	798,991
Confluent, Inc. Class A†	32,697	1,154,531
Descartes Systems Group, Inc.†	10,900	873,199
Olo, Inc. Class A†	130,404	842,410
PagerDuty, Inc.†	33,477	752,563
Sprout Social, Inc. Class A†	25,754	1,188,805
Workiva, Inc.†	16,802	1,708,091
		10,595,169
Allspring Discovery Small Cap Growth Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Materials: 2.68%
Chemicals: 0.30%
Aspen Aerogels, Inc.†	44,285	$349,409
Metals & mining: 2.38%
ATI, Inc.†	40,890	1,808,564
Carpenter Technology Corp.	16,706	937,708
		2,746,272
Real estate: 3.18%
Industrial REITs : 2.11%
Rexford Industrial Realty, Inc.	46,709	2,439,144
Real estate management & development: 1.07%
DigitalBridge Group, Inc.	83,987	1,235,449
Total common stocks (Cost $94,274,782)		112,785,591

		Yield
Short-term investments: 3.04%
Investment companies: 3.04%
Allspring Government Money Market Fund Select Class♠∞		5.02%	3,503,916	3,503,916
Total short-term investments (Cost $3,503,916)				3,503,916
Total investments in securities (Cost $97,778,698)	100.78%			116,289,507
Other assets and liabilities, net	(0.78)			(896,550)
Total net assets	100.00%			$115,392,957

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,883,609	$6,951,692	$(7,331,385)	$0	$0	$3,503,916	3,503,916	$44,662
4 | Allspring Discovery Small Cap Growth Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery Small Cap Growth Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,844,663	$0	$0	$2,844,663
Consumer discretionary	6,198,662	2,545,128	0	8,743,790
Consumer staples	5,867,132	0	0	5,867,132
Financials	4,471,174	0	0	4,471,174
Health care	30,805,920	0	0	30,805,920
Industrials	27,796,037	0	0	27,796,037
Information technology	24,719,635	766,966	0	25,486,601
Materials	3,095,681	0	0	3,095,681
Real estate	3,674,593	0	0	3,674,593
Short-term investments
Investment companies	3,503,916	0	0	3,503,916
Total assets	$112,977,413	$3,312,094	$0	$116,289,507
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery Small Cap Growth Fund